Cover Page		1 Months Ended
	Feb. 28, 2026	Feb. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 28, 2026
Entity Registrant Name	ARES REAL ESTATE INCOME TRUST INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-52596
Entity Tax Identification Number	30-0309068
Entity Address, Address Line One	One Tabor Center
Entity Address, Address Line Two	1200 Seventeenth Street, Suite 2900
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code		303
Local Phone Number	228-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001327978